SCHEDULE OF DISAGGREGATED REVENUES INFORMATION (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Disaggregation of Revenue [Line Items]
Total Revenue	$ 43,749	$ 341,241	$ 391,035	$ 388,852
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	27,515	214,614	246,676	223,271
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	16,234	126,627	144,359	165,581
CHINA
Disaggregation of Revenue [Line Items]
Total Revenue	40,525	316,091	366,755	360,346
HONG KONG
Disaggregation of Revenue [Line Items]
Total Revenue	2,975	23,204	23,220	23,984
Other Geographical [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	249	1,946	1,060	4,522
Sales of Graphene Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	27,515	214,614	242,921	215,462
Landscape Design Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	15,751	122,856	130,149	149,160
Catering Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue			3,755	7,809
Catering Management Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 483	3,771	14,210	16,421
Graphene Products Business [Member]
Disaggregation of Revenue [Line Items]
Total Revenue		214,614	242,921	215,462
Graphene Products Business [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue		214,614	242,921	215,462
Graphene Products Business [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
Graphene Products Business [Member] | CHINA
Disaggregation of Revenue [Line Items]
Total Revenue		214,614	242,921	215,462
Graphene Products Business [Member] | HONG KONG
Disaggregation of Revenue [Line Items]
Total Revenue
Graphene Products Business [Member] | Other Geographical [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
Graphene Products Business [Member] | Sales of Graphene Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenue		214,614	242,921	215,462
Graphene Products Business [Member] | Landscape Design Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
Graphene Products Business [Member] | Catering Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
Graphene Products Business [Member] | Catering Management Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
Landscape and Architecture Design Business [Member]
Disaggregation of Revenue [Line Items]
Total Revenue		122,856	130,149	149,160
Landscape and Architecture Design Business [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
Landscape and Architecture Design Business [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue		122,856	130,149	149,160
Landscape and Architecture Design Business [Member] | CHINA
Disaggregation of Revenue [Line Items]
Total Revenue		97,706	105,869	123,972
Landscape and Architecture Design Business [Member] | HONG KONG
Disaggregation of Revenue [Line Items]
Total Revenue		23,204	23,220	23,984
Landscape and Architecture Design Business [Member] | Other Geographical [Member]
Disaggregation of Revenue [Line Items]
Total Revenue		1,946	1,060	1,204
Landscape and Architecture Design Business [Member] | Sales of Graphene Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
Landscape and Architecture Design Business [Member] | Landscape Design Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue		122,856	130,149	149,160
Landscape and Architecture Design Business [Member] | Catering Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
Landscape and Architecture Design Business [Member] | Catering Management Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
Catering Business [Member]
Disaggregation of Revenue [Line Items]
Total Revenue		3,771	17,965	24,230
Catering Business [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue			3,755	7,809
Catering Business [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue		3,771	14,210	16,421
Catering Business [Member] | CHINA
Disaggregation of Revenue [Line Items]
Total Revenue		3,771	17,965	20,912
Catering Business [Member] | HONG KONG
Disaggregation of Revenue [Line Items]
Total Revenue
Catering Business [Member] | Other Geographical [Member]
Disaggregation of Revenue [Line Items]
Total Revenue				3,318
Catering Business [Member] | Sales of Graphene Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
Catering Business [Member] | Landscape Design Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
Catering Business [Member] | Catering Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue			3,755	7,809
Catering Business [Member] | Catering Management Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue		$ 3,771	$ 14,210	$ 16,421